Property, plant and equipment (Details Textual) CLF in Thousands, $ in Thousands, lb in Millions	12 Months Ended
	Dec. 31, 2022 CLP ($) a lb	Dec. 31, 2021 CLP ($) lb	Dec. 31, 2020 CLF
Statement [Line Items]
Interest costs capitalised	$ 797,442	$ 1,074,074	CLF 1,087,157
Capitalisation rate of borrowing costs eligible for capitalisation	3.64%	2.04%	2.64%
Area of Land Held	5,165
Area of Land Held For Vines Production	4,730
Area Of Land Owned	4,409
Area Of Land Leased	321
Grape Production In Plant Vines | lb	58.7	57.7